Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Corporate Bonds (0.9%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical (0.2%)
United Airlines Pass Through Trust, Series 2016-2, Class A 3.100%, 4/7/30	173,569	146
United Airlines Pass Through Trust, Series 2016-2, Class AA 2.875%, 4/7/30	173,569	165

Total		311

Financial (0.2%)
MET Tower Global Funding
0.639%, (US SOFR plus 0.550%), 1/17/23 144A	300,000	301

Total		301

Industrial (0.3%)
Vessel Management Services, Inc. 3.432%, 8/15/36	445,000	494

Total		494

Utilities (0.2%)
Duke Energy Florida LLC 2.500%, 12/1/29	200,000	217

Total		217

Total Corporate Bonds (Cost: $1,292)		1,323

Governments (142.0%)
Governments (142.0%)
Federal Home Loan Mortgage Corp. 0.250%, 8/24/23	5,800,000	5,801
Federal National Mortgage Association
0.375%, 8/25/25	2,700,000	2,691
5.625%, 4/17/28	100,000	136
Resolution Funding Corp. Stripped
0.000%, 4/15/30 PO	4,800,000	4,284
0.000%, 10/15/20 PO	2,000,000	2,000
0.000%, 4/15/28 IO	400,000	375
Tennessee Valley Authority Stripped 0.000%, 5/1/30 PO	500,000	443
US Treasury
0.375%, 4/30/25	5,300,000	5,330
1.125%, 8/15/40	32,500,000	31,891
1.250%, 5/15/50	3,800,000	3,601
1.375%, 8/15/50	1,700,000	1,663
1.375%, 8/31/26	100,000	106
1.500%, 2/15/30	17,230,000	18,584
2.000%, 2/15/50 b	91,680,000	103,699
2.000%, 10/31/21 b	3,800,000	3,876
2.000%, 6/30/24 b	700,000	747
2.000%, 11/15/26	100,000	110
2.125%, 8/15/21	400,000	407
2.125%, 3/31/24	1,000,000	1,068
2.125%, 5/15/25	410,000	445
2.500%, 2/15/46	940,000	1,161
2.875%, 5/15/49	1,350,000	1,807
3.000%, 11/15/44	820,000	1,096
3.000%, 11/15/45	370,000	497

Governments (142.0%)	Shares/ Par +	Value $ (000’s)

Governments continued
3.000%, 2/15/48	330,000	448
3.000%, 8/15/48	700,000	954
3.125%, 8/15/44	3,970,000	5,402
3.125%, 5/15/48	2,430,000	3,378
3.500%, 2/15/39	50,000	70
3.875%, 8/15/40	40,000	59
4.250%, 11/15/40	1,800,000	2,794
4.375%, 2/15/38	2,240,000	3,446
4.500%, 5/15/38	1,440,000	2,249
US Treasury Inflation Index Bond
0.125%, 7/15/30	20,208	22
0.125%, 4/15/22	319,566	325
0.375%, 1/15/27	75,071	83
0.375%, 7/15/27	646,008	718
0.500%, 1/15/28	1,092,250	1,225
0.750%, 7/15/28	1,351,959	1,557
0.875%, 1/15/29	502,720	585
1.000%, 2/15/48	210,106	289
1.375%, 2/15/44	144,502	205
1.750%, 1/15/28	445,165	542
2.500%, 1/15/29	410,244	536
3.625%, 4/15/28	160,169	220
US Treasury Stripped
0.000%, 8/15/34 IO	850,000	728
0.000%, 11/15/43 PO	700,000	505

Total		218,158

Total Governments (Cost: $216,570)		218,158

Structured Products (14.5%)
Asset Backed Securities (0.7%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
0.898%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	65,837	64
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
1.195%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	37,839	38
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A 3.430%, 12/16/24 144A	502,338	509
SLM Student Loan Trust, Series 2003-7A, Class A5A
1.450%, (ICE LIBOR USD 3 Month plus 1.200%), 12/15/33 144A	101,030	98
Towd Point Mortgage Trust, Series 2019-4, Class A1 2.900%, (AFC), 10/25/59 144A	171,798	182
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1 3.000%, (AFC), 11/25/59 144A	211,827	215

Total		1,106

Long-Term U.S. Government Bond Portfolio

Structured Products (14.5%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities (13.8%)
BWAY Mortgage Trust, Series 2013-1515, Class A2 3.454%, 3/10/33 144A	300,000	323
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A 2.871%, (CSTR), 11/10/31 144A	600,000	616
COMM Mortgage Trust, Series 2018-HOME, Class A 3.942%, (AFC), 4/10/33 144A	200,000	223
Commercial Mortgage Pass Through Certificates, Series 2016-667M, Class A 3.140%, 10/10/36 144A	700,000	748
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3 3.264%, (CSTR), 7/25/33	607	1
DBWF Mortgage Trust, Series 2016-85T, Class A 3.791%, 12/10/36 144A	800,000	893
Federal Home Loan Mortgage Corp., Series 2752, Class EZ 5.500%, 2/15/34	208,694	239
Federal Home Loan Mortgage Corp., Series 3759, Class FB
0.652%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/40	39,502	40
Federal Home Loan Mortgage Corp., Series 4092, Class AY 3.000%, 8/15/32	2,200,000	2,401
Federal Home Loan Mortgage Corp., Series 4387, Class AZ 4.000%, 9/15/44	2,541,484	2,876
Federal Home Loan Mortgage Corp., Series 4398, Class ZX 4.000%, 9/15/54	759,912	950
Federal Home Loan Mortgage Corp., Series 4830, Class ZG 3.000%, 4/15/53	719,965	767
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
2.419%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.400%), 7/25/44	7,452	8
Federal National Mortgage Association
3.600%, 2/1/40	606,454	658
5.000%, 6/1/35	40,843	47
5.000%, 2/1/36	63,489	73
5.500%, 5/1/49	59,546	66
Federal National Mortgage Association, Series 2007-39, Class NZ 4.250%, 5/25/37	174,985	188
Federal National Mortgage Association, Series 2012-101, Class FC
0.648%, (ICE LIBOR USD 1 Month plus 0.500%), 9/25/42	59,366	59
Federal National Mortgage Association, Series 2016-61, Class ML 3.000%, 9/25/46	900,000	979

Structured Products (14.5%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2 4.324%, (CSTR), 10/25/52 144A	575,934	647
Government National Mortgage Association, Series 2010-26, Class OW 0.000%, 2/20/40 PO	485,831	441
Government National Mortgage Association, Series 2010-75, Class OA 0.000%, 9/20/35 PO	343,020	321
GS Mortgage Securities Trust, Series 2015-590M, Class B 3.932%, (CSTR), 10/10/35 144A	300,000	320
Hilton USA Trust, Series 2016-HHV, Class A 3.719%, 11/5/38 144A	300,000	318
Hilton USA Trust, Series 2016-HHV, Class C 4.333%, (CSTR), 11/5/38 144A	400,000	405
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A 3.868%, (CSTR, AFC), 5/25/33	972	1
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class ASB 3.514%, 12/15/49	700,000	758
Morgan Stanley Capital I Trust, Series 2018- MP, Class A 4.418%, (CSTR), 7/11/40 144A	100,000	108
MSSG Trust, Series 2017-237P, Class A 3.397%, 9/13/39 144A	700,000	756
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1 2.750%, (AFC), 11/25/59 144A	185,201	196
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
0.816%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	3,254	3
Uniform Mortgage Backed Security TBA
2.000%, 12/14/50	1,300,000	1,338
2.500%, 11/12/50	200,000	209
3.000%, 10/14/50	1,500,000	1,571
3.000%, 11/13/47	600,000	629
VNDO Trust, Series 2016-350P, Class A 3.805%, 1/10/35 144A	800,000	883
WaMu Mortgage Pass-Through Certificates, Series 2004-AR1, Class A 3.833%, (CSTR, AFC), 3/25/34	7,462	8
Worldwide Plaza Trust, Series 2017-WWP, Class A 3.526%, 11/10/36 144A	100,000	110

Total		21,177

Total Structured Products (Cost: $21,025)		22,283

Total Investments (157.4%) (Cost: $238,887)@		241,764

Other Assets, Less Liabilities (-57.4%)		(88,151)

Net Assets (100.0%)		153,613

Long-Term U.S. Government Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)		Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	4,800	48	12/20	$6,049	$(8)		$5
Ten-Year US Treasury Note Future	Long	USD	300	3	12/20	419	–	p	(1)
Ultra Long Term US Treasury Bond Future	Short	USD	6,800	68	12/20	15,083	105		136
Ultra Ten-Year US Treasury Note Future	Short	USD	21,000	210	12/20	33,584	41		98
US Treasury Long Bond Future	Short	USD	13,500	135	12/20	23,798	30		127
							$168		$365

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month USD-LIBOR	0.300%	12/25	6,300	USD	$8	$16	$24	$6
3-Month USD-LIBOR	0.700%	12/30	1,100	USD	(10)	15	5	3
3-Month USD-LIBOR	0.900%	12/50	5,200	USD	(103)	445	342	62
					$(105)	$476	$371	$71

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$71	$366	$437	$–	$(1)	$(1)	$–

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the value of these securities (in thousands) was $7,915 representing 5.1% of the net assets.

b

Cash or securities with an aggregate value of $108,322 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2020.

@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $238,891 and the net unrealized appreciation of investments based on that cost was $3,412 which is comprised of $4,627 aggregate gross unrealized appreciation and $1,215 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Long-Term U.S. Government Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Corporate Bonds	$—	$1,323	$—
Governments	—	218,158	—
Structured Products	—	22,283	—
Other Financial Instruments^
Futures	176	—	—
Interest Rate Swaps	—	371	—
Total Assets:	$176	$242,135	$—
Liabilities:
Other Financial Instruments^
Futures	(8)	—	—
Total Liabilities:	$(8)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand